TAXATION - Components of consolidated income tax expense (benefit) (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2022 IDR (Rp)
TAXATION
Current	Rp 7,635	$ 474	Rp 8,796	Rp 9,259
Deferred	798	49	(9)	(549)
Net income tax expense	8,433	$ 523	8,787	8,710
The Company
TAXATION
Current	905		1,271	2,134
Deferred	608		504	(102)
Subsidiaries
TAXATION
Current	6,730		7,525	7,125
Deferred	Rp 190		Rp (513)	Rp (447)